Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
2024	$ 92,862	$ 84,420
2025	49,056	92,862
2026		49,056
Total undiscounted lease payments	206,238	226,338
Less: imputed interest	(11,129)	(13,631)
Total lease liabilities	$ 195,109	$ 212,707